June 6, 2007
Via EDGAR and Overnight Delivery
Securities and Exchange Commission
100 F Street, N.E.
Washington, D.C. 20549

Attention:	Elaine Wolff Michael McTiernan Cicely LaMothe Wilson Lee

Re:	Limelight Networks, Inc. Registration Statement on Form S-1 File No. 333-141516
Ladies and Gentlemen:
     On behalf of Limelight Networks, Inc. (the “Company”) and in connection with the above-referenced registration statement (the “Registration Statement”), we file herewith via EDGAR Amendment No. 4 to the Registration Statement (“Amendment No. 4”), which is marked to show changes from Amendment No. 3 to the Registration Statement (“Amendment No. 3”) as filed with the Securities and Exchange Commission on May 31, 2007. In addition, we are providing via Express Delivery five paper copies of Amendment No. 4, which are marked to show changes from Amendment No. 3.
     Please note that on June 5, 2007, Limelight requested that the Registration Statement be declared effective on June 7, 2007 at 4:00 P.M. (Eastern Time), and the Company continues to request effectiveness of the Registration Statement at such date and time. Following submission of that acceleration request, the Company, in consultation with the managing underwriters, determined that it would be advisable to increase the estimated price range for the offering from $10.00 to $12.00 per share, to $12.00 to $14.00 per share.
     Amendment No. 4 reflects this increased price range and all related changes based on an assumed initial public offering price equal to the mid-point of this range. Amendment No. 4 also includes revised disclosure on pages 9 and 74 in response to recent discussions with the Staff regarding certain patent litigation history of Akamai Technologies, Inc. In addition, Amendment No. 4 provides a number of other miscellaneous updates, including updated, summarized information on the Company’s recent grant of stock options to new employees.

Securities and Exchange Commission
June 6, 2007

     Please direct any questions or comments regarding this filing to the undersigned or Mark L. Reinstra of this office at (650) 493-9300.

Very truly yours, WILSON SONSINI GOODRICH & ROSATI Professional Corporation
/s/ Alexander D. Phillips
Alexander D. Phillips

cc:	Jeffrey W. Lunsford Matthew Hale Limelight Networks, Inc.

Scott Stanford Goldman, Sachs & Co.

Sterling Wilson Morgan Stanley & Co. Incorporated

Anna Brady Jefferies & Company, Inc.

Richard Spencer Piper Jaffray & Co.

Joe Statter Friedman, Billings, Ramsey & Co., Inc.

Mark L. Reinstra, Esq. Wilson Sonsini Goodrich & Rosati, P.C.

Kevin P. Kennedy, Esq. Simpson Thacher & Bartlett LLP

Kevin McHolland Ernst & Young LLP